EQUIPMENT	9 Months Ended
Sep. 30, 2021
EQUIPMENT

11. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at January 1, 2020	$7,000	$142,173	$-	$29,967	$-	$179,140
Additions	2,028	21,860	-	-	-	23,888
Net assets acquired in the Acquisition	15,369	7,573	4,352	-	27,652	54,946
Balance at December 31, 2020	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	16,044	170,866	-	-	12,000	198,910
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at September 30, 2021	$40,441	$342,472	$4,352	$29,967	$36,033	$453,265

Accumulated depreciation
Balance at January 1, 2020	$6,761	$37,944	$-	$19,294	$-	$63,999
Charge for the year	5,631	22,019	3,220	3,202	6,033	40,105
Balance at December 31, 2020	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	8,230	29,734	1,132	1,681	4,950	45,727
Balance at September 30, 2021	$20,622	$89,699	$4,352	$24,177	$10,983	$149,831

Net book value:
December 31, 2020	$12,005	$111,643	$1,132	$7,471	$21,619	$153,870
September 30, 2021	$19,819	$252,775	$-	$5,790	$25,050	$303,434

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements - Unaudited

For The Three and Nine Months Ended September 30, 2021

Expressed in Canadian Dollars